Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of exchange rates used to translate amounts in USD
Period Covered	Balance Sheet Date Rates	Average Rates
Year ended December 31, 2021	6.3757	6.4515
Year ended December 31, 2020	6.5277	6.9001

Period Covered	Balance Sheet Date Rate	Average Rate
Year ended December 31, 2021	0.8831	0.8448
Year ended December 31, 2020	0.8153	0.8772

Period Covered	Balance Sheet Date Rate	Average Rate
Year ended December 31, 2021	115.0536	109.7430
Year ended December 31, 2020	103.1589	106.7408

Schedule of property and equipment estimated useful lives
Machinery equipment	5 - 20 years
Computer software	10 years
Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Motor vehicles	5 - 10 years
Leasehold improvement	Shorter of the lease term or estimated useful life
Buildings	20 - 50 years

Schedule of assets measured at fair value
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observation Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance
Publicly listed equity securities
As of December 31, 2021	$4,428,446	-	-	4,428,446
As of December 31, 2020	$3,138,578	-	-	3,138,578